Exhibit 99.1

Capital One Prime Auto Receivables Trust

Automobile Receivable - Backed Notes

Series 2007-1

MONTHLY DISTRIBUTION REPORT

Material terms, parties or abbreviations used herein may be found in the transaction documents filed as exhibits to the Form 8-K of the registrant and Capital One Prime Auto Receivables Trust 2007-1 as Co-Registrant, filed with the Securities and Exchange Commission (the Commission) on 07/03/2007

		Payment Date:	01/15/2008
Servicer:	Capital One Auto Finance, Inc. (through December 31, 2007)	Prior Payment/Close Date:	12/17/2007
Seller:	Capital One Auto Receivables, LLC (through December 31, 2007)	Monthly Period Beginning:	12/01/2007
Depositor:	Capital One Auto Receivables, LLC	Monthly Period Ending:	12/31/2007
Indenture Trustee:	Deutsche Bank Trust Company Americas	Record Date:	01/14/2008
Owner Trustee:	Wilmington Trust Company	Coupon Accrual Begin Date:	12/17/2007
Administrator:	Capital One Auto Finance, Inc.	Coupon Accrual End Date:	01/14/2008
Custodian:	Capital One Auto Finance, Inc. (through December 31, 2007)	Days of Interest for Period:	29
Guarantor:	Capital One Financial Corporation	Days in Collection Period:	31
		Months Seasoned:	6
Swap C/Party:	Merrill Lynch Capital Services, Inc.	1 month LIBOR :	5.02750%

Class	Original Note Balance	Opening Balance	Principal Payment	Accelerated Principal Payment	Optional Principal Payment Amount	Closing Balance	Days	Day Basis	Interest Rate	Calculated Interest	Interest Paid
			Per $1,000	Per $1,000	Per $1,000	Note Pool Factor				Per $1,000	Per $1,000
A1	$279,000,000.00	$69,825,292.94	$35,813,844.84	$0.00	$0.00	$34,011,448.10	29	Actual/360	5.34440%	$300,612.63	$300,612.63
			128.37			0.1219				1.08	1.08
A2	$325,000,000.00	$325,000,000.00	$0.00	$0.00	$0.00	$325,000,000.00	30	30/360	5.43000%	$1,470,625.00	$1,470,625.00
						1.0000				4.53	4.53
A3	$308,000,000.00	$308,000,000.00	$0.00	$0.00	$0.00	$308,000,000.00	30	30/360	5.47000%	$1,403,966.67	$1,403,966.67
						1.0000				4.56	4.56
A4	$283,090,000.00	$283,090,000.00	$0.00	$0.00	$0.00	$283,090,000.00	29	Actual/360	LIBOR+0.02%	$1,151,055.74	$1,151,055.74
						1.0000				4.07	4.07
B1	$54,910,000.00	$54,910,000.00	$0.00	$0.00	$0.00	$54,910,000.00	30	30/360	5.76000%	$263,568.00	$263,568.00
						1.0000				4.80	4.80
TOTAL	$1,250,000,000.00	$1,040,825,292.94	$35,813,844.84	$0.00	$0.00	$1,005,011,448.10				$4,589,828.04	$4,589,828.04
			28.65			0.8040					3.67

COPAR 2007-1	December 2007

Capital One Prime Auto Receivables Trust
Series 2007-1

RECONCILIATION OF COLLECTION ACCOUNT:

Available Funds:
Scheduled and Prepayment Principal Cash Received	34,990,617.73
Liquidation Proceeds Collected During Period	481,730.06
Receivables Repurchase Amounts	0.00
Interest Collected on Receivables	6,614,845.66
Return of Excess Deposit - Prefunding Account	0.00
Advances from the Reserve Fund	0.00
Release from Reserve Fund Account	740,337.88
Investment Earnings on Trust Accounts
Collection Account	155,956.81
Transfer from Reserve Fund	90,023.49
Transfer from Pre-Funding Account	0.00
Net Swap Receipts	0.00
Optional Note Redemption Prepayment Amount	0.00
Total Available Funds		43,073,511.63

Distributions:
Trustee Fees	0.00
Servicing Fees	448,245.17
Net Swap Payments	159,493.69
Class A Noteholders’ Accrued Note Interest	4,326,260.04
Shortfall - Class A Noteholders’ Accrued Note Interest	0.00
First Allocation of Principal	—
Class B Noteholders’ Accrued Note Interest	263,568.00
Shortfall - Class B Noteholders’ Accrued Note Interest	0.00
Second Allocation of Principal	35,813,844.84
Deposit/(Release) to/from Reserve Account, to Required Level	0.00
Swap Termination Payments	0.00
Other Amounts Due to the Trustees	0.00
Optional Note Redemption Amount / EOD Prin Payment	0.00
Distribution to the Equity Certificate Holder	2,062,099.89
Total Distributions		43,073,511.63

COPAR 2007-1	December 2007

MONTHLY PERIOD RECEIVABLES PRINCIPAL BALANCE CALCULATION:

Beginning of Period Aggregate Principal Balance		1,075,788,416.48
Purchase of Subsequent Receivables		0.00
Monthly Principal Amounts
Regular Principal Received	23,204,363.82
Prepaid Principal Received	11,786,253.91
Defaulted Receivables	2,030,484.98
Principal Portion of Repurchased Receivables	0.00
Cram Down Losses and other non-cash adjustments	(4,208.81)
Total Monthly Principal Amounts		37,016,893.90
End of Period Aggregate Receivables Balance		1,038,771,522.58
Pool Factor (End of period Aggregate Receivables Balance / Original Pool Balance)		0.804009

RECONCILIATION OF PRE-FUNDING ACCOUNT:

Beginning of Period Pre-Funding Account Balance		0.00
Purchase of Subsequent Receivables	0.00
Investment Earnings	0.00
Investment Earning Transfer to Collection Account	0.00
Payment of Mandatory Prepayment Amount	0.00
End of Period Pre-Funding Account Balance		0.00

RECONCILIATION OF RESERVE ACCOUNT:

Beginning of Period Reserve Account Balance		21,515,768.33
Deposits to Reserve Account - Subsequent Fundings		0.00
Subtotal		21,515,768.33
Reserve Account Requirement	20,775,430.45
Reserve Account Shortfall / (Excess)	(740,337.88)
Deposit to Reserve Fund, to Required Level		0.00
Release from Reserve Account		740,337.88
End of Period Reserve Account Balance		20,775,430.45
Change in Reserve Account Balance from Prior Period		(740,337.88)
EOP Shortfall		0.00

COPAR 2007-1	December 2007

PREFUNDED LOANS:

Purchases	Units	Cut-off Date	Closing Date	Original Pool Balance
Initial Purchase	72,907	06/21/2007	06/28/2007	$1,291,989,720.66
Subsequent Purchase #1	0			$0.00
Subsequent Purchase #2	0			$0.00
Subsequent Purchase #3	0			$0.00
Total	72,907			$1,291,989,720.66

ASSET PERFORMANCE:

Monthly Period And Cumulative Number of Receivables Calculation:

			Cumulative	Current

Beginning Number of Receivables			72,907	66,145
Number of Subsequent Receivables Purchased			0	0
Number of Receivables Defaulted During Period			193	53
Number of Receivables Becoming Purchased Receivables During Period			139	0
Number of Receivables Paid-Off During Period			7,495	1,012
Ending Number of Receivables			65,080	65,080

Statistical Data (Current and Historical):

	Initial	Total, Incl. Subseq. Additions	Prev. Month	Current
Weighted Average APR of the Receivables	7.54%	7.54%	7.55%	7.56%
Weighted Average Remaining Term	55.49	55.49	51.77	50.93
Weighted Average Original Term	61.20	61.20	61.20	61.20
Average Receivable Balance	$17,721.07	$17,721.07	$16,264.09	$15,961.46

Receivables with Scheduled Payment Delinquent

		Units	Dollars	Percentage
31-60 days		266	$6,163,698.44	0.59%
61-90 days		109	$2,806,898.78	0.27%
over 90 days		97	$3,008,528.17	0.29%
Receivables Delinquent More Than 60 Days at End of Period		206	$5,815,426.95	0.56%

COPAR 2007-1	December 2007

PERFORMANCE TESTS:

Delinquency Ratio:
Receivables with Scheduled Payment Delinquent More Than 60 Days at the End of Period	5,815,426.95
End of Period Current Principal Balance	1,038,771,522.58
Delinquency Ratio		0.56%
Previous Monthly Period Delinquency Ratio		0.52%
Second Previous Monthly Period Delinquency Ratio		0.55%
3 Month Average Delinquency Ratio		0.54%

Current Net Charge-off Rate:
Receivables becoming Defaulted Receivables during period	2,030,484.98
Cram Down Losses occurring during period	(4,208.81)
Liquidation Proceeds collected during period	481,730.06
Net Losses during period	1,544,546.11
Monthly Annualized Net Charge-Off Ratio		1.75%

Cumulative Net Charge-off Rate:	6,263,349.77
Net Losses since Initial Cut-off Date (End of Period)		0.48%
Cumulative Net Loss Ratio (Net Losses since the Initial Cut-off Date) / (Original Aggregrate Principal Balance)

Met Specified Reserve Reduction Trigger?	N/A
Period 24: 3 Month Average Delinquency Ratio < 0.70%; Cumulative Net Loss Ratio <1.30%
Period 30: 3 Month Average Delinquency Ratio < 0.85%; Cumulative Net Loss Ratio <1.60%

COPAR 2007-1	December 2007

OFFICER’S CERTIFICATION

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Report as dated below.

OFFICERS’ CERTIFICATE

The undersigned hereby certifies that he or she is an Authorized Officer of Capital One Auto Finance, Inc. (in its capacity as Servicer through December 31, 2007, the “Servicer”) and this Monthly Servicer Report complies with the requirements of, and is being delivered pursuant to, the Sale and Servicing Agreement dated as of June 28, 2007, as amended, by and among the Servicer, Capital One Prime Auto Receivables Trust 2007-1, as Issuer, Capital One Auto Receivables, LLC, as Seller, and Deutsche Bank Trust Company Americas, as Indenture Trustee.

CAPITAL ONE AUTO FINANCE, INC.

as Servicer

By:	/s/ Pamela Koch
Name:	Pamela Koch
Title:	Authorized Officer
Date:	01/10/2008

COPAR 2007-1	December 2007